Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Tax (provision)/benefit of unrealized derivatives gain (loss)				$ (6)	$ (6)	$ (53)	$ 52
Tax (provision)/benefit of foreign currency translation gain (loss)	(1,977)	(1,529)	(238)	(1,581)	(1,426)	626	219
Tax (provision)/benefit of marketable securities unrealized gain (loss)	$ 0	$ (413)	$ 136	$ (705)	$ (570)	$ (266)	$ 700